Long-Term Debt (Revolving Credit Facilities, Outstanding Borrowings and Available Capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Use of available facilities	$ 1,181	$ 1,890
Available capacity under existing agreements	898	1,337
Revolving credit facility
Debt Instrument [Line Items]
Available capacity under existing agreements	2,300	3,197
Available capacity under existing agreements	1,119	1,307
Advances on the revolving credit facility	50
Revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 1,300	900
Maturity	June 2029
Revolving credit facility | TEC
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 0	657
Maturity	December 2026
Revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 800	800
Maturity	June 2029
Revolving credit facility | ECI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 0	10
Maturity	October 2024
Non-revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 200	400
Maturity	February 2026
Non-revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 0	400
Maturity	July 2024
Non-revolving credit facility | NMGC
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 0	30
Maturity	March 2024
Borrowings under credit facilities
Debt Instrument [Line Items]
Use of available facilities	$ 1,169	1,884
Letters of credit issued within the credit facilities
Debt Instrument [Line Items]
Use of available facilities	$ 12	$ 6